Semiannual Report June 30, 2000
================================================================================
Oppenheimer
Global Securities Fund/VA

A Series of Oppenheimer Variable Account Funds


                                                   [Logo]OppenheimerFunds(R)
                                                         The Right Way to Invest

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Oppenheimer Variable Account Funds--Oppenheimer Global Securities Fund/VA
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Objective
Oppenheimer Global Securities Fund/VA, a series of Oppenheimer Variable Account Funds, seeks long-term capital appreciation from growth companies worldwide.

================================================================================
Narrative by William Wilby, Portfolio Manager
Oppenheimer Global Securities Fund/VA performed well during the six months that ended June 30, 2000. We maintain that the primary reason for this is our focus on growth companies that we believe may benefit from one or more major, worldwide trends: mass affluence, aging populations, new technologies and restructuring. The Fund's cumulative total return for the period was 10.70%.(1)
        Global markets experienced robust gains early in the six-month period, retreated in the middle months, and advanced again as the period came to a close. The initial charge was led by high gains among high-tech stocks between January and March, at which point investors became concerned that the sector had become overvalued too quickly. Investors thus shifted their focus to other sectors; as a result, markets with large technology weight declined noticeably through April. By the end of the period, once valuations of most price-inflated technology stocks had returned to more normal levels, markets worldwide began to rebound.
        The major contributor to performance during this period was the success of our disciplined, bottom-up approach. We continued to choose our investments one company at a time, based on their fundamental strengths and their growth prospects in light of our four long-term global themes. In short, we look for stocks with the potential to deliver earnings growth and share-price growth in any type of market. And we've found quite a few.
         As an example of how a stock would fit into our four themes, our quest for "new technology" recently led us to some new investments in Japan, where there's a growing demand for wireless mobile data, such as voice-activated Internet access. We see the potential for a "new economy" to emerge in Japan, spurred on by the Internet and government policies designed to encourage restructuring of Japanese companies. To take advantage of this trend and the burgeoning demand for cellular equipment, we've invested in several component manufacturers.
        Porsche AG, the German automobile manufacturer, represents the mass affluence portion of our theme-based investing. As segments of the population in Europe and the United States age and become more affluent, Porsche has benefited. Its brand is considered one of the most valuable in the world, and people are willing and able to pay a premium for its cars.(2) As always, please keep in mind that investing in foreign securities entails additional expenses and risks, including foreign currency fluctuations.
        We're confident about the outlook over the coming months for markets in the United States, Europe, Japan and Latin America. While we expect the U.S. stock market to cool down as the effects of tighter monetary policy take hold, we're not overly concerned about finding compelling investments. We believe that good, solid companies can be found in virtually any economic environment.
     In Europe, the trend toward restructuring and enhancing shareholder value that began with the formation of the European Monetary Union (EMU) is picking up speed. In January, Vodaphone (UK) and Mannesmann (Germany) merged to create the world's largest telecommunications firm. By March, the trend had trickled down to the banking industry, where there are potential opportunities for mergers.




Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account. This performance was achieved in part during periods of rapidly rising markets, and there is no assurance that the Fund will continue to achieve those gains in the future.
2. The Fund's portfolio is subject to change.

2                    Oppenheimer Global Securities Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer Global Securities Fund/VA
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As we mentioned earlier, Japan is slowly moving toward a technology-based economy, and we expect this may increasingly replace the old heavy-manufacturing economy that has been in decline there for some years.
        We're less enthusiastic about the remainder of Asia, but see some very encouraging developments in Latin America. For instance, in March, Standard & Poor's Corporation raised Mexico's credit rating to investment grade, signaling that perhaps the problems associated with the 1994 devaluation of the peso are behind us.
        Regardless of the economic prospects for individual markets, we still believe there are investment opportunities globally. The Fund is well diversified, which mitigates the risk of any single market or industry. Our bottom-up, "stock-pickers" approach and our focus on long-term trends should continue to lead us to solid, growth-oriented companies with strong competitive positions and high demand for their products. We believe that these traits have and will continue to make Oppenheimer Global Securities Fund/VA part of The Right Way to Invest for those who seek global diversification and long-term capital appreciation.



                     Oppenheimer Global Securities Fund/VA                     3

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Statement of Investments  June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------



                                                                                      Market Value
                                                                Shares                Note 1
==================================================================================================
Common Stocks--95.9%
--------------------------------------------------------------------------------------------------
Basic Materials--1.4%
--------------------------------------------------------------------------------------------------
Chemicals--1.4%
International Flavors & Fragrances, Inc.                            1,025,900         $ 30,969,356

--------------------------------------------------------------------------------------------------
Capital Goods--7.9%
--------------------------------------------------------------------------------------------------
Electrical Equipment--2.4%
Toshiba Corp.                                                       4,726,000           53,466,490
--------------------------------------------------------------------------------------------------
Industrial Services--3.1%
Manpower, Inc.                                                        628,100           20,099,200
--------------------------------------------------------------------------------------------------
Rentokil Initial plc                                               10,499,500           23,842,790
--------------------------------------------------------------------------------------------------
WPP Group plc                                                       1,631,100           23,828,960
                                                                                      ------------
                                                                                        67,770,950
--------------------------------------------------------------------------------------------------
Manufacturing--2.4%
Sidel SA                                                              284,871           23,197,920
--------------------------------------------------------------------------------------------------
Societe BIC SA                                                        598,537           29,433,763
                                                                                      ------------
                                                                                        52,631,683

--------------------------------------------------------------------------------------------------
Communication Services--6.3%
--------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.1%
WorldCom, Inc.(1)                                                     545,100           25,006,462
--------------------------------------------------------------------------------------------------
Telephone Utilities--2.4%
DDI Corp.                                                               2,200           21,208,828
--------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar), Preference         1,322,599,908           31,012,182
                                                                                      ------------
                                                                                        52,221,010
--------------------------------------------------------------------------------------------------
Telecommunications: Wireless--2.8%
NTT Docomo, Inc.                                                          636           17,251,737
--------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                           2,073,700           21,269,982
--------------------------------------------------------------------------------------------------
Telesp Celular Participacoes SA, ADR                                  487,200           21,863,100
                                                                                      ------------
                                                                                        60,384,819

--------------------------------------------------------------------------------------------------
Consumer Cyclicals--10.3%
--------------------------------------------------------------------------------------------------
Autos & Housing--4.8%
Autoliv, Inc., SDR                                                    128,980            3,176,340
--------------------------------------------------------------------------------------------------
General Motors Corp.                                                  515,300           29,919,606
--------------------------------------------------------------------------------------------------
Hanson plc                                                          2,740,500           19,375,097
--------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                                724,559            1,659,572
--------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                 18,670           51,006,627
                                                                                      ------------
                                                                                       105,137,242
--------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.2%
Hasbro, Inc.                                                          629,500            9,481,844
--------------------------------------------------------------------------------------------------
Hilton Group plc                                                    3,139,900           11,028,108
--------------------------------------------------------------------------------------------------
International Game Technology(1)                                      558,400           14,797,600
--------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.                          1,614,900           13,837,552
                                                                                      ------------
                                                                                        49,145,104


4                    Oppenheimer Global Securities Fund/VA
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Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                      Market Value
                                                                   Shares             Note 1
--------------------------------------------------------------------------------------------------
Media--2.9%
Reed International plc                                              4,644,700          $40,431,765
--------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                       1,456,000           22,736,842
                                                                                       -----------
                                                                                        63,168,607
--------------------------------------------------------------------------------------------------
Retail: Specialty--0.4%
Circuit City Stores-Circuit City Group                                274,000            9,093,375

--------------------------------------------------------------------------------------------------
Consumer Staples--11.2%
--------------------------------------------------------------------------------------------------
Beverages--2.8%
Bass plc                                                            3,414,600           38,408,367
--------------------------------------------------------------------------------------------------
Cadbury Schweppes plc                                               3,636,300           23,891,676
                                                                                       -----------
                                                                                        62,300,043
--------------------------------------------------------------------------------------------------
Broadcasting--4.5%
Canal Plus                                                             77,448           13,066,531
--------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR(1)                                   388,600           26,789,112
--------------------------------------------------------------------------------------------------
ProSieben Media AG, Preference                                        160,048           19,983,217
--------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                        317,050           22,186,462
--------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                          1,758,000           11,727,066
--------------------------------------------------------------------------------------------------
Telewest Communications plc(1)                                      1,291,058            4,456,335
                                                                                       -----------
                                                                                        98,208,723
--------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.3%
Dairy Farm International Holdings Ltd.                             11,170,153            6,702,092
--------------------------------------------------------------------------------------------------
Household Goods--3.6%
Reckitt Benckiser plc                                               4,365,248           48,903,262
--------------------------------------------------------------------------------------------------
Wella AG, Preference                                                  949,200           29,116,900
                                                                                       -----------
                                                                                        78,020,162

--------------------------------------------------------------------------------------------------
Energy--1.2%
--------------------------------------------------------------------------------------------------
Energy Services--0.0%
Renaissance Energy Ltd.(1)                                             42,700              413,542
--------------------------------------------------------------------------------------------------
Oil: International--1.2%
BP Amoco plc, ADR                                                     455,688           25,774,852

--------------------------------------------------------------------------------------------------
Financial--13.1%
--------------------------------------------------------------------------------------------------
Banks--3.3%
Australia & New Zealand Banking Group Ltd.                          3,347,200           25,743,730
--------------------------------------------------------------------------------------------------
Bank One Corp.                                                        304,300            8,082,969
--------------------------------------------------------------------------------------------------
DePfa Deutsche Pfandbriefbank AG (DePfa-Bank)                         114,700           11,555,894
--------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                              1,651,000           27,643,905
                                                                                       -----------
                                                                                        73,026,498


                     Oppenheimer Global Securities Fund/VA                     5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                      Market Value
                                                                   Shares             Note 1
--------------------------------------------------------------------------------------------------
Diversified Financial--7.0%
American Express Co.                                                  297,000         $ 15,481,125
--------------------------------------------------------------------------------------------------
Associates First Capital Corp., Cl. A                                  93,200            2,079,525
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       295,700           17,815,925
--------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                663,000           15,414,961
--------------------------------------------------------------------------------------------------
Fannie Mae                                                            517,700           27,017,469
--------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                    100                1,251
--------------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                                           1,324,600           24,836,250
--------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                        226,000           21,371,125
--------------------------------------------------------------------------------------------------
MBNA Corp.                                                          1,080,400           29,305,850
                                                                                      ------------
                                                                                       153,323,481
--------------------------------------------------------------------------------------------------
Insurance--2.8%
Allied Zurich plc                                                   2,118,400           25,063,063
--------------------------------------------------------------------------------------------------
American International Group, Inc.                                    199,237           23,410,347
--------------------------------------------------------------------------------------------------
AXA SA                                                                 87,300           13,808,154
                                                                                      ------------
                                                                                        62,281,564

--------------------------------------------------------------------------------------------------
Healthcare--14.3%
--------------------------------------------------------------------------------------------------
Healthcare/Drugs--10.5%
ALZA Corp., Cl. A(1)                                                  458,600           27,114,725
--------------------------------------------------------------------------------------------------
American Home Products Corp.                                          434,800           25,544,500
--------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                        299,400           21,032,850
--------------------------------------------------------------------------------------------------
Eisai Co. Ltd.                                                        704,000           22,622,749
--------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                                                653,000           31,629,687
--------------------------------------------------------------------------------------------------
Genset, Sponsored ADR(1)                                              366,600            8,477,625
--------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                              362,770           25,802,016
--------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                                        118,000           15,738,250
--------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(1)                                   141,200           15,796,750
--------------------------------------------------------------------------------------------------
Oxford GlycoSciences plc(1)                                           141,900            4,062,405
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          317,200           15,225,600
--------------------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(2)                                          810,300            8,427,120
--------------------------------------------------------------------------------------------------
Serono SA                                                               7,200            6,021,770
--------------------------------------------------------------------------------------------------
Taisho Pharmaceutical Co.                                              55,000            1,975,332
                                                                                      ------------
                                                                                       229,471,379
--------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--3.8%
Affymetrix, Inc.(1)                                                    75,500           12,466,937
--------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                     509,450           24,517,281
--------------------------------------------------------------------------------------------------
Fresenius AG, Preference                                              199,499           46,280,018
                                                                                      ------------
                                                                                        83,264,236

--------------------------------------------------------------------------------------------------
Technology--28.9%
--------------------------------------------------------------------------------------------------
Computer Hardware--1.7%
International Business Machines Corp.                                  96,600           10,583,738
--------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                                             281,800           25,626,188
                                                                                      ------------
                                                                                        36,209,926


6                    Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                    Market Value
                                                                   Shares           Note 1
--------------------------------------------------------------------------------------------------
Computer Services--2.2%
Cap Gemini SA                                                         130,600       $   23,098,138
--------------------------------------------------------------------------------------------------
Getronics NV                                                        1,654,551           25,614,749
                                                                                    --------------
                                                                                        48,712,887
--------------------------------------------------------------------------------------------------
Computer Software--7.5%
America Online, Inc.(1)                                               168,100            8,867,275
--------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                     3,818,900           77,810,088
--------------------------------------------------------------------------------------------------
Intuit, Inc.(1)                                                       164,300            6,797,913
--------------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Products NV(1)                               434,000           19,123,125
--------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                       304,600           25,605,438
--------------------------------------------------------------------------------------------------
Sybase, Inc.(1)                                                     1,121,200           25,787,600
                                                                                    --------------
                                                                                       163,991,439
--------------------------------------------------------------------------------------------------
Communications Equipment--7.3%
Alcatel SA                                                          1,082,000           71,255,997
--------------------------------------------------------------------------------------------------
L.M. Ericsson Telephone Co. ADR, Cl. B                              1,065,304           21,306,080
--------------------------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR                                  410,600           20,504,338
--------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                     320,200           19,212,000
--------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                              366,500           27,304,250
                                                                                    --------------
                                                                                       159,582,665
--------------------------------------------------------------------------------------------------
Electronics--10.2%
Hirose Electric Co.(1)                                                 72,000           11,235,008
--------------------------------------------------------------------------------------------------
Koninlijke (Royal) Philips Electronics NV                             498,800           23,620,594
--------------------------------------------------------------------------------------------------
Kyocera Corp.                                                         125,000           21,253,721
--------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                     1,199,300           68,060,275
--------------------------------------------------------------------------------------------------
Nikon Corp.                                                           163,000            6,054,440
--------------------------------------------------------------------------------------------------
Samsung Electronics Co.(1)                                             97,629           32,308,783
--------------------------------------------------------------------------------------------------
Sanmina Corp.(1)                                                       95,700            8,182,350
--------------------------------------------------------------------------------------------------
Sharp Corp.                                                         1,184,000           20,981,995
--------------------------------------------------------------------------------------------------
Solectron Corp.(1)                                                    229,400            9,606,125
--------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares                           348,000           22,337,250
                                                                                    --------------
                                                                                       223,640,541

--------------------------------------------------------------------------------------------------
Transportation--1.3%
--------------------------------------------------------------------------------------------------
Air Transportation--1.3%
Bombardier, Inc., Cl. B                                             1,015,500           27,551,529
                                                                                    --------------
Total Common Stocks (Cost $1,643,542,347)                                            2,101,470,657


                     Oppenheimer Global Securities Fund/VA                     7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                              Principal        Market Value
                                                                                              Amount           Note 1
=============================================================================================================================
Repurchase Agreements--3.4%
-----------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 6.55%, dated 6/30/00, to be repurchased at $74,346,559, on 7/3/00, collateralized by U.S. Treasury Nts., 5%-7.50%, 8/31/00-5/15/08, with a value of $56,053,338 and U.S. Treasury Bonds, 5.25%-12%, 8/15/03-11/15/28, with a value of $19,801,112
(Cost $74,306,000)                                                                             $74,306,000     $   74,306,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,717,848,347)                                                     99.3%     2,175,776,657
-----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                        0.7         15,820,310
                                                                                               -----------     --------------
Net Assets                                                                                           100.0%    $2,191,596,967
                                                                                               ===========     ==============


Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification              Market Value                     Percent
--------------------------------------------------------------------------------
United States                           $  854,919,925                   39.2%
--------------------------------------------------------------------------------
Great Britain                              330,548,135                   15.2
--------------------------------------------------------------------------------
France                                     226,861,840                   10.4
--------------------------------------------------------------------------------
Japan                                      191,465,262                    8.8
--------------------------------------------------------------------------------
Germany                                    157,942,656                    7.3
--------------------------------------------------------------------------------
Brazil                                      52,875,282                    2.4
--------------------------------------------------------------------------------
The Netherlands                             49,235,344                    2.3
--------------------------------------------------------------------------------
Ireland                                     31,629,688                    1.5
--------------------------------------------------------------------------------
Korea, Republic of (South)                  32,308,783                    1.5
--------------------------------------------------------------------------------
Singapore                                   29,438,934                    1.4
--------------------------------------------------------------------------------
Canada                                      27,965,071                    1.3
--------------------------------------------------------------------------------
Australia                                   25,743,730                    1.2
--------------------------------------------------------------------------------
Mexico                                      26,789,113                    1.2
--------------------------------------------------------------------------------
India                                       24,837,501                    1.1
--------------------------------------------------------------------------------
Sweden                                      24,482,420                    1.1
--------------------------------------------------------------------------------
Italy                                       21,269,982                    1.0
--------------------------------------------------------------------------------
Belgium                                     19,123,125                    0.9
--------------------------------------------------------------------------------
Finland                                     20,504,338                    0.9
--------------------------------------------------------------------------------
Hong Kong                                   11,727,066                    0.5
--------------------------------------------------------------------------------
Croatia                                      8,427,120                    0.4
--------------------------------------------------------------------------------
Switzerland                                  6,021,770                    0.3
--------------------------------------------------------------------------------
Argentina                                    1,659,572                    0.1
                                        --------------                  -----
Total                                   $2,175,776,657                  100.0%
                                        ==============                  =====

1. Non-income-producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,427,120 or 0.39% of the Fund's net assets as of June 30, 2000.

See accompanying Notes to Financial Statements.




8                    Oppenheimer Global Securities Fund/VA

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Statement of Assets and Liabilities  June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

==================================================================================================
Assets
Investments, at value (cost $1,717,848,347)--see accompanying statement             $2,175,776,657
--------------------------------------------------------------------------------------------------
Cash                                                                                     4,500,711
--------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                       58,893
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                        27,997,195
Shares of beneficial interest sold                                                       4,387,347
Interest and dividends                                                                   3,122,609
Other                                                                                        8,996
                                                                                    --------------
Total assets                                                                         2,215,852,408

==================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                       82,623
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                   19,675,233
Shares of beneficial interest redeemed                                                   4,213,372
Trustees' compensation                                                                       3,726
Transfer and shareholder servicing agent fees                                                   94
Other                                                                                      280,393
                                                                                    --------------
Total liabilities                                                                       24,255,441

==================================================================================================
Net Assets                                                                          $2,191,596,967
                                                                                    ==============
==================================================================================================
Composition of Net Assets
Paid-in capital                                                                     $1,461,256,045
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                      4,326,209
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions         268,076,885
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                               457,937,828
                                                                                    --------------
Net assets--applicable to 68,586,061 shares of beneficial interest outstanding      $2,191,596,967
                                                                                    ==============
==================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                    $31.95

See accompanying Notes to Financial Statements.




                     Oppenheimer Global Securities Fund/VA                     9

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

==========================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $682,088)                      $ 12,755,277
------------------------------------------------------------------------------------------
Interest                                                                         4,440,191
                                                                              ------------
Total income                                                                    17,195,468

==========================================================================================
Expenses
Management fees                                                                  6,612,636
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                        227,775
------------------------------------------------------------------------------------------
Trustees' compensation                                                               5,511
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                          959
------------------------------------------------------------------------------------------
Other                                                                              190,739
                                                                              ------------
Total expenses                                                                   7,037,620
Less expenses paid indirectly                                                      (14,065)
                                                                              ------------
Net expenses                                                                     7,023,555

==========================================================================================
Net Investment Income                                                           10,171,913
==========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                    281,627,058
Foreign currency transactions                                                  (13,295,898)
                                                                              ------------
Net realized gain                                                              268,331,160

------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                    (61,986,345)
Translation of assets and liabilities denominated in foreign currencies        (23,520,911)
                                                                              ------------
Net change                                                                     (85,507,256)
                                                                              ------------
Net realized and unrealized gain                                               182,823,904

==========================================================================================
Net Increase in Net Assets Resulting from Operations                          $192,995,817
                                                                              ============


See accompanying Notes to Financial Statements.



10                   Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                             Six Months Ended
                                                                                             June 30, 2000        Year Ended
                                                                                             (Unaudited)          December 31, 1999
===================================================================================================================================
Operations
Net investment income                                                                        $   10,171,913          $    7,159,677
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                               268,331,160             290,878,081
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                            (85,507,256)            340,374,071
                                                                                             --------------          --------------
Net increase in net assets resulting from operations                                            192,995,817             638,411,829

===================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                             (5,277,960)             (7,159,677)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income                                                             --              (6,137,505)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                           (295,007,742)            (37,262,160)

===================================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions                      536,520,400              39,484,831

===================================================================================================================================
Net Assets
Total increase                                                                                  429,230,515             627,337,318
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           1,762,366,452           1,135,029,134
                                                                                            ---------------          --------------
End of period [including undistributed (overdistributed) net investment
income of $4,326,209 and $(567,744), respectively]                                           $2,191,596,967          $1,762,366,452
                                                                                             ==============          ==============

See accompanying Notes to Financial Statements.



                     Oppenheimer Global Securities Fund/VA                    11

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                        Six Months
                                                        Ended June 30,   Year Ended December 31,
                                                        2000 (Unaudited) 1999         1998        1997        1996       1995
===============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                    $33.41           $22.07       $21.37      $17.67      $15.00     $15.09
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                      .17              .14          .24         .25         .15        .12
Net realized and unrealized gain                          3.54            12.21         2.64        3.68        2.52        .19
-------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                   3.71            12.35         2.88        3.93        2.67        .31
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.09)            (.14)        (.46)       (.23)         --         --
Dividends in excess of net investment income                --             (.13)          --          --          --         --
Distributions from net realized gain                     (5.08)            (.74)       (1.72)         --          --       (.40)
-------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders     (5.17)           (1.01)       (2.18)       (.23)         --       (.40)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $31.95           $33.41       $22.07      $21.37      $17.67     $15.00
                                                        ======           ======       ======      ======      ======     ======

===============================================================================================================================
Total Return, at Net Asset Value(1)                      10.70%           58.48%       14.11%      22.42%      17.80%      2.24%

===============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                 $2,192           $1,762       $1,135        $959        $582       $361
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                        $2,105           $1,251       $1,055        $802        $467       $332
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                     0.97%            0.57%        1.22%       1.51%       1.09%      0.86%
Expenses                                                  0.67%            0.69%        0.74%(3)    0.76%(3)    0.81%(3)   0.89%(3)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                  31%              64%          81%         67%         90%       131%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


12                   Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


                     Oppenheimer Global Securities Fund/VA                    13

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)(Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies (continued)
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                      Six Months Ended June 30, 2000            Year Ended December 31, 1999
                                                      -----------------------------------       --------------------------------
                                                      Shares              Amount                Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                  15,630,534          $ 528,361,553          14,212,563        $ 365,308,523
Dividends and/or distributions reinvested              9,160,638            300,285,702           2,349,412           50,559,342
Redeemed                                              (8,950,471)          (292,126,855)        (15,245,808)        (376,383,034)
                                                      ----------          -------------         -----------        -------------
Net increase                                          15,840,701          $ 536,520,400           1,316,167        $  39,484,831
                                                      ==========          =============         ===========        =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $947,551,740 and $591,978,456, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2000 was an annualized rate of 0.63%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.


14                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)(Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
        The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
        The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
        Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of June 30, 2000, the Fund had outstanding foreign currency contracts as follows:

                                         Expiration        Contract           Valuation as of       Unrealized       Unrealized
Contract Description                     Date              Amount (000s)      June 30, 2000         Appreciation     Depreciation
---------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
British Pound Sterling (GBP)      7/5/00-7/6/00                633 GBP        $  958,891            $    74               $ 1,321
Japanese Yen (JPY)                       7/3/00            632,876 JPY         5,985,083                 --                60,732
                                                                                                    -------               -------
                                                                                                         74                62,053
                                                                                                    -------               -------
Contracts to Sell
Argentine Peso (ARP)                     7/3/00              2,382 ARP         2,382,417                 --                 1,667
Euro (EUR)                               7/3/00              2,124 EUR         2,036,951                 --                16,129
Japanese Yen (JPY)                7/3/00-7/4/00            638,787 JPY         6,041,055             58,819                    --
Swedish Krona (SEK)               7/3/00-7/4/00              3,330 SEK           379,734                 --                 2,774
                                                                                                    -------               -------
                                                                                                     58,819                20,570
                                                                                                    -------               -------
Total Unrealized Appreciation and Depreciation                                                      $58,893               $82,623
                                                                                                    =======               =======

                     Oppenheimer Global Securities Fund/VA                    15

--------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
--------------------------------------------------------------------------------
 A Series of Oppenheimer Variable Account Funds

=======================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, Trustee and President
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           William L. Wilby, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

=======================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

=======================================================================================================
Transfer Agent                             OppenheimerFunds Services

=======================================================================================================
Custodian of Portfolio Securities          The Bank of New York

=======================================================================================================
Independent Auditors                       Deloitte & Touche LLP

=======================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken
                                           from the records of the Fund without examination of those
                                           records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer
                                           Global Securities Fund/VA. For other material information
                                           concerning the Fund, see its prospectus. This report must
                                           be preceded or accompanied by the Fund's prospectus, the
                                           separate account prospectus, and current standardized
                                           average annual total returns for the separate account
                                           being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not
                                           insured by the FDIC or any other agency, and involve
                                           investment risks, including the possible loss of the
                                           principal amount invested.


                                           (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


16                              Oppenheimer Global Securities Fund/VA